Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net earnings	$ 10,268	$ 9,177	$ 9,633
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	5,018	5,423	6,053
Reduction of provision for loan losses	(507)	(1,206)	(17)
Deferred income taxes	(2,120)	1,097	673
Gain on sale of investment securities	0	(729)	0
Gain on sale of other real estate	0	(81)	(363)
Write-down of other real estate	239	17	118
Restricted stock expense	592	932	487
Proceeds from sales of loans held for sale	59,193	67,764	50,770
Origination of loans held for sale	(54,341)	(69,324)	(53,544)
Change in:
Cash surrender value of life insurance	(600)	(406)	(421)
Other assets	258	(636)	(408)
Other liabilities	594	211	882
Net cash provided by operating activities	18,594	12,239	13,863
Cash flows from investing activities:
Purchases of investment securities available for sale	(10,014)	(12,707)	(19,220)
Proceeds from sales, calls and maturities of investment securities available for sale	10,162	4,053	5,475
Proceeds from paydowns of investment securities available for sale	17,202	20,675	22,732
Purchases of other investments	(45)	(255)	(6)
FHLB stock redemption	850	1,256	401
Net change in loans	(36,748)	(36,116)	(43,441)
Purchases of premises and equipment	(5,557)	(1,610)	(2,354)
Proceeds from sale of other real estate and repossessions	44	1,083	6,287
Net cash used by investing activities	(24,106)	(23,621)	(30,126)
Cash flows from financing activities:
Net change in deposits	14,034	60,743	17,475
Net change in securities sold under agreement to repurchase	1,323	8,560	(20,556)
Proceeds from FHLB borrowings	1	6,000	20,001
Repayments of FHLB borrowings	(20,001)	(29,500)	(26,501)
Proceeds from FRB borrowings	1	1	1
Repayments of FRB borrowings	(1)	(1)	(1)
Proceeds from Fed Funds Purchased	187	9,112	5,192
Repayments of Fed Funds Purchased	(187)	(9,112)	(5,192)
Common stock repurchased	0	(1,984)	(1,917)
Cash dividends paid in lieu of fractional shares	(6)	0	0
Cash dividends paid on common stock	(2,629)	(2,106)	(1,574)
Net cash (used) provided by financing activities	(7,278)	41,713	(13,072)
Net change in cash and cash equivalents	(12,790)	30,331	(29,335)
Cash and cash equivalents at beginning of period	70,094	39,763	69,098
Cash and cash equivalents at end of period	57,304	70,094	39,763
Cash paid during the year for:
Interest	2,526	3,415	3,518
Income taxes	2,408	2,028	2,278
Noncash investing and financing activities:
Change in unrealized (loss) gain on investment securities available for sale, net	(1)	(2,523)	57
Transfer of loans to other real estate and repossessions	118	563	4,825
Issuance of accrued restricted stock units	(915)	0	0
Financed portion of sale of other real estate	$ 0	$ 0	$ 60